Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Cyber security risk is visible to and continuously monitored by our
Group Executive and Board of Directors. We employ the NIST cyber security framework as the basis for identifying, assessing, measuring, monitoring, controlling and responding to cyber security risks. Our risk management process, aligned to National Grid’s ERM framework, covers all IT and Operational Technology (OT) assets, including systems and data, whether these assets belong to the Company or third parties. Risk is assessed at multiple levels within the Company, including first line business assessment, second line assurance
(including controls testing) and third line independent reviews. In addition to comprehensive internal assessment and audit programmes, we engage various external third parties and cyber security firms in support of our cyber security risk management. This combination provides verification and validation of our approach, as well as specialised expertise for specific regulatory requirements and technologies. Further assurance is provided through risk assessments, penetration tests, adversary simulation, incident response exercises, and compromise assessments. We also maintain an independent
Supply Chain Risk Management (SCRM) function responsible for identifying and overseeing cyber security risks associated with threats from our use of third-party service providers. Controls implemented by
SCRM are designed specifically to help mitigate the risk profile of the supplier and includes consideration of their degree of access to
National Grid’s systems, and the classification of data they process for
National Grid. To date, there have been no cyber security incidents that have materially affected the Company’s business strategy, results of operations or financial condition. We acknowledge that the global cyber security risk environment for critical infrastructure providers is extremely challenging and dynamic.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Cyber security risk is visible to and continuously monitored by our
Group Executive and Board of Directors. We employ the NIST cyber security framework as the basis for identifying, assessing, measuring, monitoring, controlling and responding to cyber security risks. Our risk management process, aligned to National Grid’s ERM framework, covers all IT and Operational Technology (OT) assets, including systems and data, whether these assets belong to the Company or third parties. Risk is assessed at multiple levels within the Company, including first line business assessment, second line assurance
(including controls testing) and third line independent reviews.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	The Board prioritises the mitigation of cyber security risk through
National Grid’s ERM framework. Responsibility for oversight lies with the Board and is delegated to the Audit & Risk Committee. Governance includes regular reviews and approvals of the status of the risk and provides oversight of National Grid’s cyber security risk management practices, including disclosure of material cyber security incidents, as well as the general obligation to ensure the proper risk oversight structure of cyber.
National Grid’s Chief Information and Digital Officer (CIDO) and Chief
Information Security Officer (CISO) regularly provides reports to the
Audit & Risk Committee and hold additional briefings to the Board at least once per year. The Audit & Risk Committee and Board work collaboratively to ensure oversight with the proper focus of each respective Board Committee.
Cyber risk reporting includes, among other things, current and emerging cyber security threats to National Grid and relevant sectors, the status of key risk indicators, controls, the results of any relevant internal or external assessments, any key incidents escalated to management during the prior and current reporting period and the status of cyber security improvement programmes. At the executive and management level, the CIDO is the owner of the cyber security
Principal Risk, and the CISO has primary responsibility for the development, operation and maintenance of National Grid’s cyber security programme. Under the CISO’s oversight, National Grid’s cyber security team implements and provides governance and functional oversight for cyber security services, controls and processes. Cyber security processes include escalation of certain risks and incidents, including those that originate or occur at third parties, to legal and other executive leaders as appropriate, based on the severity of any such risk or incident.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Responsibility for oversight lies with the Board and is delegated to the Audit & Risk Committee.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Responsibility for oversight lies with
the Board and is delegated to the Audit & Risk Committee. Governance includes regular reviews and approvals of the status of the risk and provides oversight of National Grid’s cyber security risk management practices, including disclosure of material cyber security incidents, as well as the general obligation to ensure the proper risk oversight structure of cyber.

Cybersecurity Risk Role of Management [Text Block]	National Grid’s Chief Information and Digital Officer (CIDO) and Chief
Information Security Officer (CISO) regularly provides reports to the
Audit & Risk Committee and hold additional briefings to the Board at least once per year. The Audit & Risk Committee and Board work collaboratively to ensure oversight with the proper focus of each respective Board Committee.
Cyber risk reporting includes, among other things, current and emerging cyber security threats to National Grid and relevant sectors, the status of key risk indicators, controls, the results of any relevant internal or external assessments, any key incidents escalated to management during the prior and current reporting period and the status of cyber security improvement programmes. At the executive and management level, the CIDO is the owner of the cyber security
Principal Risk, and the CISO has primary responsibility for the development, operation and maintenance of National Grid’s cyber security programme. Under the CISO’s oversight, National Grid’s cyber security team implements and provides governance and functional oversight for cyber security services, controls and processes. Cyber security processes include escalation of certain risks and incidents, including those that originate or occur at third parties, to legal and other executive leaders as appropriate, based on the severity of any such risk or incident.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	National Grid’s Chief Information and Digital Officer (CIDO) and Chief
Information Security Officer (CISO) regularly provides reports to the
Audit & Risk Committee and hold additional briefings to the Board at least once per year. The Audit & Risk Committee and Board work collaboratively to ensure oversight with the proper focus of each respective Board Committee.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Chief Information and Digital Officer (CIDO) and Chief
Information Security Officer (CISO) regularly provides reports to the
Audit & Risk Committee and hold additional briefings to the Board at least once per year.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Cyber risk reporting includes, among other things, current and emerging cyber security threats to National Grid and relevant sectors, the status of key risk indicators, controls, the results of any relevant internal or external assessments, any key incidents escalated to management during the prior and current reporting period and the status of cyber security improvement programmes. At the executive and management level, the CIDO is the owner of the cyber security
Principal Risk, and the CISO has primary responsibility for the development, operation and maintenance of National Grid’s cyber security programme. Under the CISO’s oversight, National Grid’s cyber security team implements and provides governance and functional oversight for cyber security services, controls and processes. Cyber security processes include escalation of certain risks and incidents, including those that originate or occur at third parties, to legal and other executive leaders as appropriate, based on the severity of any such risk or incident.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true